Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,085		$ 1,962
Warranty and campaign programs	903	$ 951	1,020	$ 1,035	$ 1,123	$ 1,111
Marketing and sales incentive programs	1,201		1,413
Tax payables	700		680
Accrued expenses and Deferred income	604		731
Accrued employee benefits	665		669
Legal reserves and other provisions	417		410
Contract reserve	390		390
Restructuring reserve	42		95
Other	588		689
Total	$ 7,595		$ 8,059